SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of concentration of credit risk) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.00%	50.00%	98.00%	95.00%
Revenue [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.00%	49.00%	2.00%	3.00%
Revenue [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	1.00%		2.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage				75.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage				25.00%
Accounts Receivable [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage